SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

8. SHARE-BASED COMPENSATION

        The Company measures share-based compensation cost on the grant date at the fair value of the award and recognizes this cost as an expense over the grant recipients' requisite service periods.

        The following table presents the Company's share-based compensation expense by type of award:

	Years ended December 31,
	2012	2013	2014
Share options	$792,691	$671,768	$387,817
Non-vested restricted shares	1,413,789	1,470,677	1,840,614

Total share-based compensation	$2,206,480	$2,142,445	$2,228,431

        Prior to 2009, the Group did not grant share-based awards to employees, officers, directors or individual consultants and/or advisors who rendered services to the Group.

2009 Share Incentive Plan

        On May 6, 2009, the Board of Directors of the Company approved the 2009 Share Incentive Plan, which authorized the issuance of options to purchase up to 45,000,000 ordinary shares to the Group's employees, directors, and consultants, as determined by the Board of Directors of the Company. The maximum contractual term of the awards under this plan shall be no more than ten years from the date of grant.

        In June 2009 and June 2010, 10,500,000, 35,175,000 options were granted to the employees of the Group at exercise prices at $0.04 and $0.07, respectively, and these awards vest over a four-year period, with 25% of the options to vest on the each of the anniversary after the grant date.

        As of December 31, 2014, options to purchase 6,548,240 ordinary shares were outstanding under the Company's 2009 Share Incentive Plan.

        On March 18, 2014, the Company granted a total of 1,600,000 non-vested restricted shares to employees at par value, under the Company's 2009 Share Incentive Plan. These restricted shares will vest over a four-year requisite service period, with 25% to vest on each anniversary after the grant date.

        As of December 31, 2014, there was $413,636 of total unrecognized compensation expense related to non-vested restricted shares granted under 2009 share incentive plan, which is expected to be recognized over a weighted-average period of 3.2 years.

2010 Share Incentive Plan

        On June 13, 2010, the Board of Directors of the Company further approved the 2010 Share Incentive Plan, which authorized the issuance of options to purchase up to 55,000,000 ordinary shares to employees, directors, and consultants of the Group, as determined by the Board of Directors of the Company. The maximum contractual term of the awards under this plan shall be no more than ten years from the date of grant.

        On January 4, 2011, the Company granted options to the employees of the Group and a third party consultant to purchase 16,665,000 and 2,500,000 of ordinary shares of the Company, respectively, at an exercise price of $0.36 per share under the Company's 2010 Share Incentive Plan. These options vest over a four-year requisite service period, with 25% of the options to vest on each anniversary after the grant date. The 2,500,000 options were provided in exchange for consulting services which were to have been delivered over the next four years. In September 2011, the options granted to a third party consultant were forfeited as the underlying service contract was terminated.

        On May 24, 2011, the Company granted options to the directors and certain employees to purchase a total of 20,175,000 ordinary shares of the Company at an exercise price of $0.45 per share under the Company's 2010 Share Incentive Plan. These options vest over either a four or three year period, each with a graded vesting schedule, all commencing on May 24, 2011.

        On November 21, 2011, the Company granted options to an employee of the Group to purchase up to 150,000 ordinary shares at an exercise price of $0.26 per share under the Company's 2010 Share Incentive Plan. These options vest over a four-year requisite service period, with 25% of the options to vest on each anniversary after the grant date.

        On July 16, 2012, the Company granted options to employees and directors of the Group to purchase up to a total of 19,840,000 ordinary shares of the Company at an exercise price of $0.24 per share under the Company's 2010 Share Incentive Plan. These options vest over a four-year period, each with a graded vesting schedule, all commencing on July 16, 2012.

        On July 20, 2012, the Company granted options to directors of the Group to purchase up to a total of 3,600,000 ordinary shares of the Company at an exercise price of $0.20 per share under the Company's 2010 Share Incentive Plan. These options vest over a three year period, each with a graded vesting schedule, all commencing on July 20, 2012.

        As of December 31, 2014, options to purchase 10,970,000 ordinary shares were outstanding under the Company's 2010 Share Incentive Plan.

        On May 24, 2011 and July 16, 2012, the Company granted 4,500,000 and 400,000 non-vested restricted shares to its employees and officers for no consideration, respectively, under the Company's 2010 Share Incentive Plan. These restricted shares vest over a four-year requisite service period, with 25% to vest on each anniversary after the grant date.

        On September 4, November 5, and December 11, 2013, the Company granted a total of 10,190,000, 4,800,000 and 394,560 non-vested restricted shares to employees, officers and an external consultant at par value, respectively, under the Company's 2010 Share Incentive Plan. These restricted shares vest over a four-year requisite service period, with 25% to vest on each anniversary after the grant date.

        As of December 31, 2014, there was $1,366,494 of total unrecognized compensation expense related to non-vested restricted shares granted under 2010 share incentive plan, which is expected to be recognized over a weighted-average period of 2.7 years

2012 Share Incentive Plan

        On July 25, 2012, the Annual General Meeting of the Company further approved the 2012 Share Incentive Plan, which authorized the issuance of options to purchase up to 30,000,000 ordinary shares to employees, directors, and consultants of the Group, as determined by the Board of Directors of the Company. The maximum contractual term of the awards under this plan shall be no more than ten years from the date of grant. As of December 31, 2014, there were no options granted under the 2012 Share Incentive Plan.

        On April 22, 2014, the Company granted 1,000,000 non-vested restricted shares to an officer at par value, under the Company's 2012 Share Incentive Plan. One-fourth (1/4) of the restricted shares will vest on the first anniversary of the grant date; the remaining three-fourth (3/4) of the restricted shares (rounded down to the next whole number of shares) will vest over thirty-six (36) equal installments at the ending of each calendar month over a period of thirty-six (36) consecutive months subsequent to the first anniversary of the grant date requisite service period.

        On July 1, 2014, the Company granted 60,000 non-vested restricted shares to an independent director at par value, under the Company's 2012 Share Incentive Plan. These restricted shares will vest over a one-year requisite service period, with 100% to vest on the first anniversary after the grant date.

        As of December 31, 2014, there was $254,292 of total unrecognized compensation expense related to non-vested restricted shares granted under 2012 share incentive plan, which is expected to be recognized over a weighted-average period of 3.2 years

Share Options

        The weighted-average grant date fair value for options granted during the years ended December 31, 2012, 2013 and 2014 was $0.12, nil and nil per share, respectively. 9,639,780, 10,412,700 and 5,157,820 options were exercised during the years ended December 31, 2012, 2013 and 2014, respectively. Total intrinsic value of options exercised for the years ended December 31, 2012, 2013 and 2014 was $1,251,212, $1,569,183 and $1,048,500, respectively.

        On March 30, 2012, 14,090,000 shares granted on January 4, 2011 and 14,700,000 shares granted on May 24, 2011 have been converted to restricted shares at a ratio of 3:1. This event was accounted for as a modification of share-based award with no incremental compensation cost recognized as the fair value of the restricted shares was not more than the fair value of the options canceled on the date of exchange.

        The fair value of the options was estimated using the binomial option-pricing model in 2012. The risk-free interest rate for periods within the contractual life of the option is based on the yield of Chinese International Government Bond, which is denominated in U.S. dollars. The expected life of options granted represents the period of time that the options are expected to be outstanding and is based on option terms related to vesting schedule and option expiration date. Expected volatilities are based on the volatility of comparable companies with the time period commensurate with the expected time period.

        The key assumptions used in the binomial option-pricing model were as follows:

2012
Risk-free interest rate	2.51%-3.04%
Expected term	—
Contractual term	8.78-10 years
Expected volatility rate	54.57%-57.16%
Dividend yield	0%

        In determining the fair value of the Company's ordinary shares underlying the options, the Company used the closing spot price of the Company on the principal exchange or system.

        A summary of the option activity for the year ended December 31, 2014 and the information regarding the options outstanding as of December 31, 2014 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contract terms	Aggregate intrinsic value
Options outstanding at January 1, 2014	27,999,840	$0.16
Forfeited	(5,323,780)	$0.21
Exercised	(5,157,820)	$0.09

Options outstanding at December 31, 2014	17,518,240	$0.17	6.6 years	701,202

Options vested or expected to vest at December 31, 2014	16,642,328	$0.11	3.1 years	666,142

Options exercisable at December 31, 2014	13,275,740	$0.15	6.4 years	701,202

        As of December 31, 2014, there was $332,267 in total unrecognized compensation expense related to unvested options granted under the share incentive plans, which is expected to be recognized over a weighted-average period of 1.3 years.

Non-vested Restricted Shares

        In June, 2012, Shanghai Taomee granted a co-founder and senior management of Guangdong Taomee a 15% equity interest in Guangdong Taomee in the form of non-vested restricted shares. These restricted shares will vest over a three-year requisite service period, with 33.3% to vest on each anniversary after the grant date. The fair value of non-vested restricted shares was determined based on estimated fair value of Guangdong Taomee on the grant date. The Company recorded $46,072, $80,571 and $81,323 compensation expense related to these non-vested restricted shares in 2012, 2013 and 2014. As of December 31, 2014, there was $40,681 unrecognized compensation expense to be recognized over the weighted-average period of 0.5 years.

        In June, 2014, Shanghai Shengran granted a co-founder and senior management of Shanghai Xinsheng an 8.33% equity interest in Shanghai Xinsheng in the form of non-vested restricted shares. 5.33% of the granted restricted shares will vest upon the completion of Shanghai Xinsheng's capital injection, and another 3% will be vested in increments of 1% on each January 1, following the first, second and third anniversaries, respectively, of the starting date of the co-founder's labor contract. The Company recorded $216,854 compensation expense related to these non-vested restricted shares in 2014. As of December 31, 2014, there was $68,516 unrecognized compensation expense to be recognized over the weighted-average period of 2.0 years.

        In June, 2014, Shanghai Taomee granted a co-founder and senior management of Shanghai Jushou an 8.33% equity interest in Shanghai Jushou in the form of non-vested restricted shares. 5.33% of the granted restricted shares will vest upon Shanghai Jushou's establishment, and another 3% will be vested in increments of 1% on each January 1, following the first, second and third anniversaries, respectively, of the starting date of the co-founder's labor contract. The Company recorded $108,163 compensation expense related to these non-vested restricted shares in 2014. As of December 31, 2014, there was $34,258 unrecognized compensation expense to be recognized over the weighted-average period of 2.0 years.

        The fair value of non-vested restricted shares granted to employees, officers and independent director was computed based on the fair value of the Group's ordinary shares on each respective grant date, while the fair value of non-vested restricted shares granted to an external consultant was re-measured at the end of each reporting period until the services being provided is completed.

        A summary of the non-vested restricted shares activities under share incentive plan for the year ended December 31, 2014 and the information regarding the restricted shares outstanding as of December 31, 2014 were as follows:

	Number of Non-vested Restricted Shares	Weighted average grant-date fair value
Non-vested as of January 1, 2014	19,040,414	0.32
Granted	2,660,000	0.32
Forfeited	(7,553,727)	0.32
Vested	(4,803,671)	0.40

Non-vested as of December 31, 2014	9,343,016	0.28